18. Financial instruments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	R$ 5,470	R$ 6,410
Financial liabilities	(12,985)	(13,375)
Loans and receivables (including cash) | Cash and cash equivalents
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	3,792	5,112
Loans and receivables (including cash) | Trade receivables and other receivables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	1,625	1,281
Loans and receivables (including cash) | Related parties - assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	25	17
Loans and receivables (including cash) | Financial instruments - Fair value hedge
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial assets	28	0
Financial liabilities - amortized cost | Related parties - liabilities
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(153)	(147)
Financial liabilities - amortized cost | Trade payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(8,128)	(7,232)
Financial liabilities - amortized cost | Financing for purchase of assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(116)	(120)
Financial liabilities - amortized cost | Acquisition of non-controlling interest
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	0	(7)
Financial liabilities - amortized cost | Debentures
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(3,015)	(2,472)
Financial liabilities - amortized cost | Borrowings and financing
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(520)	(1,562)
Fair value through profit or loss | Borrowings and financing
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	(989)	(1,835)
Fair value through profit or loss | Financial instruments – Fair value hedge
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Financial liabilities	R$ (64)	R$ 0